Debt - Senior credit facility (Details) - USD ($) $ in Millions				1 Months Ended	9 Months Ended
	Mar. 25, 2025	Mar. 24, 2025	Jan. 01, 2025	Jun. 30, 2023	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Oct. 15, 2021
Debt
Outstanding amount					$ 972	$ 1,051
Revolving credit facility
Debt
Maximum borrowing capacity	$ 450	$ 550							$ 550
Number of days stipulated for springing maturity per the agreement	91 days
Interest rate (as a percent)					6.20%		7.00%
Outstanding amount					$ 70	205
Revolving credit facility | Subsequent event
Debt
Maximum borrowing capacity			$ 450
Number of days stipulated for springing maturity per the agreement			91 days
Revolving credit facility | SOFR
Debt
Interest rate basis	SOFR	SOFR		SOFR
Revolving credit facility | SOFR | Subsequent event
Debt
Interest rate basis			SOFR
Revolving credit facility | Alternate base rate
Debt
Interest rate basis	alternate base rate	alternate base rate		alternate base rate
Revolving credit facility | Alternate base rate | Subsequent event
Debt
Interest rate basis			alternate base rate
Revolving credit facility | Minimum
Debt
Commitment fee (as percent)	0.30%	0.375%	0.30%	0.375%
First lien leverage ratio				4.00%	4.00%
Revolving credit facility | Minimum | SOFR
Debt
Basis spread on variable rate	1.50%	1.50%		1.50%
Revolving credit facility | Minimum | SOFR | Subsequent event
Debt
Basis spread on variable rate			1.50%
Revolving credit facility | Minimum | Alternate base rate
Debt
Basis spread on variable rate	0.50%	0.50%		0.50%
Revolving credit facility | Minimum | Alternate base rate | Subsequent event
Debt
Basis spread on variable rate			0.50%
Revolving credit facility | Maximum
Debt
Basis spread on variable rate				1.75%
Commitment fee (as percent)	0.375%	0.50%	0.375%	0.50%
First lien leverage ratio				1.00%	1.00%
Revolving credit facility | Maximum | SOFR
Debt
Basis spread on variable rate	2.25%	2.75%		2.75%
Revolving credit facility | Maximum | SOFR | Subsequent event
Debt
Basis spread on variable rate			2.25%
Revolving credit facility | Maximum | Alternate base rate
Debt
Basis spread on variable rate	1.25%	1.75%
Revolving credit facility | Maximum | Alternate base rate | Subsequent event
Debt
Basis spread on variable rate			1.25%
Letters of credit
Debt
Maximum borrowing capacity	$ 35
Outstanding amount					$ 3	3
Amount available for borrowing						342
Letters of credit | Subsequent event
Debt
Maximum borrowing capacity			$ 35
Standby letters of credit
Debt
Maximum borrowing capacity		$ 25							25
Term Loan A
Debt
Outstanding principal	$ 300	$ 250							$ 250
Percentage of original principal amount	0.25%	0.25%		0.25%
Change in percentage of original principal amount	1.25%	1.25%		1.25%
Outstanding amount					298	$ 242
Term Loan A | Subsequent event
Debt
Outstanding principal			$ 300
Percentage of original principal amount			0.25%
Change in percentage of original principal amount			1.25%
Term Loan A | SOFR
Debt
Interest rate basis	SOFR	SOFR		SOFR
Term Loan A | SOFR | Subsequent event
Debt
Interest rate basis			SOFR
Term Loan A | Alternate base rate
Debt
Interest rate basis		alternate base rate		alternate base rate
Term Loan A | Alternate base rate | Subsequent event
Debt
Interest rate basis			alternate base rate
Term Loan A | Minimum | SOFR
Debt
Basis spread on variable rate	2.00%	2.00%		2.00%
Term Loan A | Minimum | SOFR | Subsequent event
Debt
Basis spread on variable rate			2.00%
Term Loan A | Minimum | Alternate base rate
Debt
Basis spread on variable rate	1.00%	1.00%		1.00%
Term Loan A | Minimum | Alternate base rate | Subsequent event
Debt
Basis spread on variable rate			1.00%
Term Loan A | Maximum | SOFR
Debt
Basis spread on variable rate	2.75%	3.25%		3.25%
Term Loan A | Maximum | SOFR | Subsequent event
Debt
Basis spread on variable rate			2.75%
Term Loan A | Maximum | Alternate base rate
Debt
Basis spread on variable rate	1.75%	2.25%		2.25%
Term Loan A | Maximum | Alternate base rate | Subsequent event
Debt
Basis spread on variable rate			1.75%
Senior Credit Facility
Debt
Interest rate (as a percent)						6.30%		7.30%
Amount available for borrowing					$ 377